CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands	8.75% Series A Preferred Units [Member]	Common Unit Public [Member]	Common units Hoegh LNG [Member]	Subordinated Units Hoegh LNG [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2017	$ 113,404	$ 317,149	$ 6,513	$ 40,341	$ (2,748)	$ 474,659
Net income	12,303	34,409	4,257	26,653	0	77,622
Cash distributions to unitholders	(13,107)	(31,211)	(3,881)	(24,298)	0	(72,497)
Cash distribution to Hoegh LNG	0	0	(325)	(2,028)	0	(2,353)
Cash contribution from Hoegh LNG	0	0	234	1,467	0	1,701
Other comprehensive income	0	0	0	0	(2,589)	(2,589)
Net proceeds from issuance of common units	0	4,563	0	0	0	4,563
Net proceeds from issuance of Series A Preferred Units	38,659	0	0	0	0	38,659
Issuance of units for Board of Directors' fees	0	200	0	0	0	200
Other and contributions from owners	0	140	46	286	0	472
Balance at Dec. 31, 2018	151,259	325,250	6,844	42,421	(5,337)	520,437
Net income	6,742	6,901	916	5,732	0	20,291
Cash distributions to unitholders	(6,727)	(15,815)	(1,959)	(12,265)	0	(36,766)
Cash distribution to Hoegh LNG	0	0	(9)	(55)	0	(64)
Other comprehensive income	0	0	0	0	(13,051)	(13,051)
Net proceeds from issuance of common units	0	1,029	0	0	0	1,029
Net proceeds from issuance of Series A Preferred Units	1,316	0	0	0	0	1,316
Issuance of units for Board of Directors' fees	0	155	0	0	0	155
Other and contributions from owners	0	106	21	137	0	264
Balance at Jun. 30, 2019	$ 152,590	$ 317,626	$ 5,813	$ 35,970	$ (18,388)	$ 493,611